EMPLOYEE BENEFIT PLANS - Fair Value and Level 3 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	$ 2,110	$ 2,808
NAV
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	600	594
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	2,110	2,808	$ 2,744
Qualified Plan | Public corporate
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	619	842
Qualified Plan | Public corporate | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Qualified Plan | Public corporate | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	619	842
Qualified Plan | U.S. government, agencies and authorities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	336	426
Qualified Plan | U.S. government, agencies and authorities | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Qualified Plan | U.S. government, agencies and authorities | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	336	426
Qualified Plan | States and political subdivisions
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	8	16
Qualified Plan | States and political subdivisions | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Qualified Plan | States and political subdivisions | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	8	16
Qualified Plan | Foreign governments
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	15	18
Qualified Plan | Foreign governments | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Qualified Plan | Foreign governments | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	15	18
Qualified Plan | Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	2,117	2,805
Qualified Plan | Pension Benefits | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	385	657
Qualified Plan | Pension Benefits | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	1,132	1,555
Qualified Plan | Pension Benefits | Level 3 | Private Real Estate Investment Trusts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Beginning Balance	0	0	0
Actual return on plan assets — Sales/Settlements	0	0	0
Ending Balance	0	0	0
Qualified Plan | Pension Benefits | Level 3 | Other Equity Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Beginning Balance	0	0	0
Actual return on plan assets — Sales/Settlements	0	0	0
Ending Balance	0	0	0
Qualified Plan | Pension Benefits | Level 3 | Fixed maturities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Beginning Balance	(1)	0	1
Actual return on plan assets — Sales/Settlements	(1)	(1)	(1)
Ending Balance	(2)	(1)	$ 0
Qualified Plan | Pension Benefits | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	1,517	2,212
Qualified Plan | Pension Benefits | NAV
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	600	593
Qualified Plan | Pension Benefits | Common equity, REITs and preferred equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	367	684
Qualified Plan | Pension Benefits | Common equity, REITs and preferred equity | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	308	576
Qualified Plan | Pension Benefits | Common equity, REITs and preferred equity | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	59	108
Qualified Plan | Pension Benefits | Mutual funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	30	62
Qualified Plan | Pension Benefits | Mutual funds | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	30	62
Qualified Plan | Pension Benefits | Mutual funds | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Qualified Plan | Pension Benefits | Collective Trust
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	61	99
Qualified Plan | Pension Benefits | Collective Trust | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Qualified Plan | Pension Benefits | Collective Trust | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	61	99
Qualified Plan | Pension Benefits | Cash and cash equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	47	19
Qualified Plan | Pension Benefits | Cash and cash equivalents | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	47	19
Qualified Plan | Pension Benefits | Cash and cash equivalents | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Qualified Plan | Pension Benefits | Short-term investments
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	34	46
Qualified Plan | Pension Benefits | Short-term investments | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Qualified Plan | Pension Benefits | Short-term investments | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	$ 34	$ 46